Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

In November 2020, the Company disposed of $194,164 inventories in HSW to Mr. Huang and a third party at cost for cash with no gain or loss recognized. Such cash was received in November 2020.

In November 2020, the Company disposed of one of its subsidiaries in logistic service segment, HPF, with a consideration of $173,170, equals to the carrying amount of its net assets.

On December 31, 2020, the Company offered 600,000 common stocks to an individual investor. The subscription price was $5.00 per share. The proceeds to be received will be used for working capital and other general corporate purposes.

No other subsequent events have occurred that would require recognition or disclosure in the financial statements.

16.	SUBSEQUENT EVENTS

In April 2020, the Company developed a new business segment: epidemic prevention supplies. The new business consists of manufacturing and distribution of epidemic prevention products and reselling of epidemic prevention supplies purchased from third parties in both domestic and overseas markets.

In November 2020, the Company disposed of $194,164 inventories to Mr. Huang and a third party at cost for cash with no gain or loss recognized. Such cash was received in November 2020.

In November 2020, the Company disposed of one of its subsidiaries in logistic service segment, HPF, with a consideration of $173,170, equals to the carrying amount of its net assets.

On December 31, 2020, the Company offered 600,000 common stocks to an individual investor. The subscription price was $5.00 per share. The proceeds to be received will be used for working capital and other general corporate purposes.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.